Intangible assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible assets
13. Intangible assets

Acquired development programs
Cost at January 1, 2018	33,005
Cost at December 31, 2018	33,005

Acquisition of subsidiary (Note 5)	12,693
Currency translation effects	(171)

Cost at December 31, 2019	45,527
Revision to estimated value at January 1, 2018	—
Revisions to estimated value	(373)

Revision to estimated value at December 31, 2018	(373)

Revision to estimated value	(698)

Revision to estimated value at December 31, 2019	(1,071)

Net book value at January 1, 2018	33,005
Net book value at December 31, 2018	32,632

Net book value at December 31, 2019	44,456

The Group’s strategy is to acquire and develop clinical-stage development programs for the treatment of non-rare
and rare diseases from large pharmaceutical companies.

On April 23, 2019, the Group acquired an intangible asset of £12.7 million following the acquisition of OncoMed (Note 5).
On October 28, 2017, the Group acquired the exclusive license for
MPH-966
and included the option to acquire certain assets from AstraZeneca AB (“AstraZeneca”). On that date the fair value of
MPH-966
was measured at £7.2 million which consisted of upfront cash and equity payments as well as deferred cash and equity consideration. The provision for deferred cash consideration, in line with the Group’s accounting policy, is re-measured
to fair value at each balance sheet date and recognized in the intangible asset. During the year, the provision for deferred cash consideration has decreased by £0.7 million (2018: £0.4 million) due to changes in timelines and the probability of contractual milestones being achieved.

Acquired development programs
Cost at January 1, 2017	25,813
Cost at December 31, 2017	33,005

Cost at December 31, 2018	33,005

Revision to estimate value at January 1, 2017	—
Revisions to estimated value	—

Revision to estimated value at December 31, 2017	—

Revision to estimated value	(373)

Revision to estimate value at December 31, 2018	(373)

Net book value at January 1, 2017	25,813
Net book value at December 31, 2017	33,005

Net book value at December 31, 2018	32,632